December 11, 1998

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Wilshire Target Funds, Inc. (the "Company")
	File No. 811-7076

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the statement of additional information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the
 Company's Registration Statement on Form N-1A.  This Amendment was filed electronically on November 25, 1998 as Accession No. 0000927405-98-000338.

	Any comments on this filing should be directed to Raina Williams, Paralegal at (617) 573-1587.

	Please return an electronic transmittal as evidence of your receipt of this filing.

							Very truly yours,
							/s/ Julie A. Tedesco
							Julie A. Tedesco
							Counsel